Treasury Shares	6 Months Ended
Jun. 30, 2024
Treasury Shares.
Treasury Shares

Note 7 – Treasury Shares

As of June 30, 2024, Calliditas had 5,908,018 ordinary shares held as treasury shares by the Parent Company. At the Annual General Meeting 2024, authorization was given that Calliditas can transfer (sale) these ordinary shares with the purpose to finance an acquisition of operations, to procure capital to finance the development of projects, repayment of loans or to commercialize Calliditas’ products. No transfer (sell) of treasury shares have occurred as of June 30, 2024. The total number of issued shares as of June 30, 2024, is disclosed in Note 8.